Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted Cash

7. Restricted cash

As of September 30, 2020, the Company had restricted cash of $4.2 million held as letters of credit issued by an FDIC-insured financial institution as security deposits, as required under the Company’s 4 Hartwell Place and 35 CambridgePark Drive lease agreements. As of December 31, 2019, the Company had restricted cash of $4.5 million held as letters of credit issued by an FDIC-insured financial institution as security deposits, as required under the Company’s 500 Technology Square, 4 Hartwell Place and 35 CambridgePark Drive lease agreements. As of December 31, 2019, the Company classified $0.4 million of restricted cash as a current asset on the condensed consolidated balance sheet as the 500 Technology Square lease expired within 12 months from the date of the condensed consolidated balance sheet. The balance was no longer restricted as of September 30, 2020 as the Company was released from its obligations under the letter of credit as of the date of the condensed consolidated balance sheet. All other restricted cash was classified as a non-current asset because the associated lease terms expired more than 12 months from the respective condensed consolidated balance sheet date.

7. Restricted cash

As of December 31, 2018, the Company had restricted cash of $0.4 million, held as a letter of credit issued by an FDIC-insured financial institution as a security deposit, as required under the Company’s 500 Technology Square lease agreement. As of December 31, 2019, the Company had restricted cash of $4.5 million held as letters of credit issued by an FDIC-insured financial institution as security deposits, as required under the Company’s 500 Technology Square, 4 Hartwell Place and 35 CambridgePark Drive lease agreements. As of December 31, 2019, the Company classified $0.4 million of restricted cash as a current asset on the consolidated balance sheet as the 500 Technology Square lease expired within 12 months from the date of the consolidated balance sheet.